SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
9.	SHARE CAPITAL

Authorized:

Unlimited	Class A common shares without par value
1,500,000	Class B Series I preferred shares without par value
1,000,000	Class B Series II preferred shares without par value

Issued and outstanding:

(i)

On January 12, 2017, the Company closed a non-brokered private placement and issued 15,484,912 units at $0.15 per unit for gross proceeds of $2,322,737. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.40 for 12 months following the transaction. If the share price trades at $0.60 for 10 consecutive trading days then the warrant holders will receive notice from the Company to accelerate the exercise of the warrants within 10 days or they will expire. The Company paid finders and brokers cash commissions of $87,767 and issued 585,117 broker warrants with the same terms as the warrants in the private placement. The broker warrants have the same terms as those issued as part of the units and have a fair value of $142,319 calculated using the black-scholes option pricing model.

On June 19, 2017, the Company announced warrant price reduction and exercise incentive program. Under the incentive program, the exercise price of the warrants issued on January 12, 2017 were reduced to $0.30 if exercised prior to July 21, 2017 and one Incentive Warrant will be granted for each warrant exercised. Each Incentive Warrant will be exercisable to acquire one common share at a price of $0.50 for one year. As a result, 3,774,466 warrants were exercised under this program and consequently, 3,774,466 Incentive Warrants were issued. The Company received proceeds of $1,132,340 for the exercise of warrants.

(ii)

On April 18, 2017, the Company issued 500,000 common shares to Rojo Resources Ltd. (Rojo). Under an Assignment Agreement whereby the Company would take assignment of all of Rojo’s assets in consideration of 500,000 common shares to Rojo. This Assignment Agreement was subsequently terminated and as a result, the fair value of the investment in the amount of $175,000 was fully written off.

(iii)

On June 21, 2017, the Company issued a total of 1,000,000 common shares for services with a fair value of $340,000. The fair value of the services received was not readily determinable, as such, the shares were valued at the fair value of common shares on grant date.

(iv)

During the year ended December 31, 2017, the Company issued 14,904,901 common shares for gross proceeds of $3,818,339 pursuant to the exercise of stock options and warrants. In connection with the exercise of stock options and warrants, $2,959,537 was transferred from contributed surplus to share capital.

(v)	During the year ended December 31, 2017, the Company issued common shares in connection with the reverse take over transaction described in Note 3 and the acquisition of Evotech described in Note 4.

Escrowed shares

(i)

Pursuant to an escrow agreement dated January 11, 2017, the 30,000,000 common shares issued pursuant to the Acquisition are subject to escrow restrictions. The escrow shares will be released based on certain conditions. At December 31, 2017, 30,000,000 common shares remain in escrow.

(ii)

In addition, the 500,000 common shares issued to Rojo are subject to escrow restrictions. These escrow shares will be released 10% on the issuance date, with the remaining to be released 15% every six months. As of December 31, 2017, there were 375,000 common shares remain in escrow.

Warrants

Information regarding the Company’s outstanding warrants is summarized below:

		Weighted average
	Number	exercise price
		$
Balance, December 31, 2016 and 2015	-	-
Granted	19,844,495	0.42
Exercised	(3,774,466)	0.40

Balance, December 31, 2017	16,070,029	0.42

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2017:

		Weighted average
Number of warrants outstanding		remaining life of
and exercisable	Exercise Price	Warrants	Expiry date
	$
12,295,563	0.40	0.03	January 12, 2018
3,774,466	0.50	0.55	July 21, 2018

16,070,029	0.42	0.16

There were no warrants outstanding and exercisable as at December 31, 2016 and 2015.

As part of the January 12, 2017 private placement, the Company issued 585,117 agent warrants as part of the share issue costs. The fair value of the agent warrants was determined to be $142,319 or $0.24 per warrant using the Black-Scholes option pricing model, which requires management to make estimates that are subjective and may not be representative of the actual results. Changes in assumptions can materially affect estimates of fair value. The following assumptions were used for the calculation:

Risk-free interest rate	0.76%
Expected life (in years)	2 years
Expected volatility	171%
Expected dividend yield	0%
Expected forfeiture rate	0%

Stock options

The Company has established a stock option plan for directors, employees, and consultants. Under the Company's stock option plan, the exercise price of each option is determined by the Board, subject to the Discounted Market Price policies of the Canadian Stock Exchange. The aggregate number of shares issuable pursuant to options granted under the plan is limited to 10% of the Company's issued shares at the time the options are granted. The aggregate number of options granted to any one optionee in a 12 month period is limited to 5% of the issued shares of the Company.

During the year ended December 31, 2017, the Company granted stock options to certain directors, officers, debtors, employees and consultants of the Company.

A continuity of stock options for the years ended December 31, 2017 and 2016, and for the period from incorporation on December 30, 2015 to December 31, 2015 is as follows:

		Weighted average
	Number	exercise price
		$
Balance, December 31, 2016 and 2015	-	-
Granted	15,695,000	0.25
Exercised	(11,130,435)	0.17

Balance, December 31, 2017	4,564,565	0.28

As at December 31, 2017, the following options were outstanding and exercisable:

Options	Options	Exercise	Remaining life	Expiry
Outstanding	exercisable	price	(years)	date
		$
700,000	531,250	0.45	4.21	March 17, 2022
219,565	219,565	0.23	4.34	May 4, 2022
1,100,000	1,100,000	0.25	4.71	September 14, 2022
100,000	100,000	0.25	4.79	October 16, 2022
600,000	600,000	0.25	4.92	November 29, 2022
695,000	695,000	0.26	4.92	November 30, 2022
100,000	100,000	0.25	4.94	December 8, 2022
1,050,000	1,050,000	0.25	2.00	December 31, 2019

4,564,565	4,395,815	0.28	4.06

There were no options outstanding and exercisable as at December 31, 2016 and 2015.

During the year ended December 31, 2017, the Company recorded share-based compensation expense of $3,693,800, representing the fair value of stock options granted and vested during the year. The fair value of stock options granted was calculated using the Black-Scholes option pricing model, which requires management to make estimates that are subjective and may not be representative of the actual results. Changes in assumptions can materially affect estimates of fair value. The following assumptions were used for the calculation:

Risk-free interest rate	0.76%
Expected life (in years)	2 years
Expected volatility	215%
Expected dividend yield	0%
Expected forfeiture rate	0%
Share price	$0.25
Weighted average fair value of options granted	$0.26

No stock options were granted during the period from incorporation on December 30, 2015 to December 31, 2016.